Parent Company Only Financial Information - Schedule of Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net earnings	$ 2,220	$ 1,704
Adjustments to reconcile net earnings to net cash used in operating activities:
Stock issued as compensation	1	15
Decrease (increase) in other assets	198	(303)
Net cash provided by operating activities	2,946	2,060
Cash flow from financing activity -
Proceeds from stock options exercised	261	306
Cash flow from investment activities:
Cash Dividend paid	(99)	0
Net cash used in investing activities	(33,146)	(32,395)
Net increase (decrease) in cash	27,736	874
Cash and cash equivalents at beginning of year	8,429	7,555
Cash and cash equivalents at end of year	36,165	8,429
Supplemental disclosure of cash flow information- Noncash items:
Net change in accumulated other comprehensive (loss) income of subsidiary, net change in unrealized gain on securities available for sale, net of tax	(289)	2
Parent Company [Member]
Cash flows from operating activities:
Net earnings	2,220	1,704
Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in earnings of subsidiary	(2,482)	(1,907)
Stock issued as compensation	55	39
Decrease (increase) in other assets	207	(135)
Net cash provided by operating activities	0	(299)
Cash flow from financing activity -
Proceeds from stock options exercised	261	306
Cash flow from investment activities:
Cash Dividend paid	(99)	0
Capital infusion in subsidiary	0	(2,000)
Net cash used in investing activities	(99)	(2,000)
Net increase (decrease) in cash	162	(1,993)
Cash and cash equivalents at beginning of year	1,139	3,132
Cash and cash equivalents at end of year	1,301	1,139
Supplemental disclosure of cash flow information- Noncash items:
Net change in accumulated other comprehensive (loss) income of subsidiary, net change in unrealized gain on securities available for sale, net of tax	(289)	2
Stock-based compensation expense of subsidiary	$ 1	$ 15